N-4	Apr. 20, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Forethought Life Insurance Co
Entity Central Index Key	0001791963
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Exhibit (r)

Strategy	Indexed Strategy Parameters	Rate Start Beginning	Rate Start Ending	Rate Effective Beginning	Rate Effective Ending	Premium Band	Agg Floor Rate	Par Rate	Tier 1 Par Rate	Tier 2 Par Rate	Tier Level	Cap Rate	Trigger Rate
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	19.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	21	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	21	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	23.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	23.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	22.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	22.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.75	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_NASDAQ_P2P	NASDAQPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	75	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	13.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	13.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	12.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_NASDAQ_P2P	NASDAQTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-20	N/A	N/A	N/A	N/A	23.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-19.99	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-16.99	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-12.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-9.99	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-6.99	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-2.99	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	23.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-19.99	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-16.99	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-12.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-9.99	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-6.99	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-2.99	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-20	N/A	N/A	N/A	N/A	21	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-19.99	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-16.99	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-12.99	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-9.99	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-6.99	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-2.99	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	21	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-19.99	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-16.99	N/A	N/A	N/A	N/A	15.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-12.99	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-9.99	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-6.99	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-2.99	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-20	N/A	N/A	N/A	N/A	22	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-19.99	N/A	N/A	N/A	N/A	19	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-16.99	N/A	N/A	N/A	N/A	15.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-12.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-9.99	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-6.99	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-2.99	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	22	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-19.99	N/A	N/A	N/A	N/A	19	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-16.99	N/A	N/A	N/A	N/A	15.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-12.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-9.99	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-6.99	N/A	N/A	N/A	N/A	9.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-2.99	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	-20	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	-20	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	-20	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	-20	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-20	N/A	N/A	N/A	N/A	19.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-19.99	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-16.99	N/A	N/A	N/A	N/A	14.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-12.99	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-9.99	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-6.99	N/A	N/A	N/A	N/A	8.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	-2.99	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	19.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-19.99	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-16.99	N/A	N/A	N/A	N/A	14.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-12.99	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-9.99	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-6.99	N/A	N/A	N/A	N/A	8.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	-2.99	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-20	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-19.99	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-16.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-12.99	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-9.99	N/A	N/A	N/A	N/A	10.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-6.99	N/A	N/A	N/A	N/A	8.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	-2.99	N/A	N/A	N/A	N/A	6.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-19.99	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-16.99	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-12.99	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-9.99	N/A	N/A	N/A	N/A	10.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-6.99	N/A	N/A	N/A	N/A	8.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	-2.99	N/A	N/A	N/A	N/A	6.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-20	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-19.99	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-16.99	N/A	N/A	N/A	N/A	14.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-12.99	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-9.99	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-6.99	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	-2.99	N/A	N/A	N/A	N/A	6.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-19.99	N/A	N/A	N/A	N/A	17	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-16.99	N/A	N/A	N/A	N/A	14.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-12.99	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-9.99	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-6.99	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	-2.99	N/A	N/A	N/A	N/A	6.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	-20	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	-20	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	-20	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PAdaptive Floor, 10% Floor1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	-20	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.1	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.1	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.6	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.6	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 0% Floor	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	6.6	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	6.6	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.1	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.1	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.2	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.2	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 0% Floor	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	16.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	16.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	19.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	16	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	18.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	17.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	16.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	175	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	175	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	175	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	175	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	165	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	165	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	165	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	165	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	60	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	50	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	625	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	525	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	525	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	125	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	125	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	600	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	500	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	500	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	11.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	11	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	55	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	45	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	64.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	64.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	40	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	425	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	250	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	250	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	115	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	115	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	400	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	325	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	225	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	125	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	125	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	300	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	200	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	200	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	200	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	200	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_FSGII_SP500_P2P	S&PCap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	15.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	13	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	14.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	12.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	9	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	10	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	10	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	8.5	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	140	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	150	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	110	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	100	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.25	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	6.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	6.75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7.5	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	7	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	95	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	105	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	80	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	90	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	70	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	85	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	75	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	65	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger and Cap Cap, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.5
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	5.75
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	5.75
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_FSGII_SP500_P2P	S&PDual Directional Trigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	6.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	85	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	80	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	115	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	115	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	110	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	107	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	99	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	99	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	102	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	94	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 15% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	94	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	105	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	103	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	97	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	97	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	98	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	92	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 20% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	92	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	100	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	95	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PPar, 25% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	90	N/A	N/A	N/A	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	90	100	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	90	100	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	100	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	90	95	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 10% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	90	95	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	100	115	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	90	105	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	90	105	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	100	110	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	90	100	20	N/A	N/A
GA_RILA_FSGII_SP500_P2P	S&PTier Level, 5% Buffer6y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	90	100	20	N/A	N/A
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.75
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	11
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	29
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	29
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 10% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	10.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	28
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 15% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.75
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	7.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.5
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	9.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer1y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	8.25
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	27
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_Adv_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	24
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	10/21/2024	11/24/2024	11/1/2025	1/23/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	26
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	11/25/2025	11/30/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	11/25/2024	1/12/2025	12/1/2025	12/31/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/13/2025	1/26/2025	1/13/2025	3/27/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	1/27/2025	3/9/2025	1/27/2025	5/8/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/10/2025	3/30/2025	3/10/2025	5/29/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	22
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	3/31/2025	4/27/2025	3/31/2025	6/26/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	4/28/2025	6/8/2025	4/28/2025	8/7/2025	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	6/9/2025	12/4/2025	6/9/2025	2/2/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	< $100K	N/A	N/A	N/A	N/A	N/A	N/A	23
GA_RILA_FSGII_SP500_P2P	S&PTrigger, 20% Buffer3y	12/5/2025	12/31/2025	12/5/2025	3/1/2026	≥ $100K	N/A	N/A	N/A	N/A	N/A	N/A	23